Losses Per Share	12 Months Ended
Jun. 30, 2026
Losses Per Share [Abstract]
LOSSES PER SHARE

NOTE 15 – LOSSES PER SHARE

The following table sets forth the computation of basic and diluted losses per share for the periods indicated:

	For the year ended June 30,
	2026	2025	2024

Basic losses per share calculation:
Numerator:
Net loss attributable to common shares	(13,181,359)	(7,049,734)	(2,329,965)
Denominator:
Weighted average common shares outstanding	29,377,255	27,533,182	25,213,012
Basic losses per share attributable to common shares	(0.45)	(0.26)	(0.09)
Diluted losses per share calculation:
Numerator:
Net loss attributable to common shares for calculating diluted losses per share	(13,181,359)	(7,049,734)	(2,329,965)
Denominator:
Weighted average common shares outstanding	29,377,255	27,533,182	25,213,012
Weighted average common shares equivalents:
Effects of dilutive securities
Warrants	-	-	-
Share options	-	-	-
RSUs	-	-	-
Shares used in computing diluted losses per share attributable to common shares	29,377,255	27,533,182	25,213,012
Diluted losses per share attributable to common shares	(0.45)	(0.26)	(0.09)

For the years ended June 30, 2026, 2025 and 2024, the effects of all warrants, options and RSUs were excluded from the computation of diluted losses per share as their effects would be anti-dilutive.